Annual Fund Operating Expenses - Hartford Schroders Tax-Aware Bond ETF - Hartford Schroders Tax-Aware Bond ETF	Nov. 25, 2020
Operating Expenses:
Management fees	0.39%
Distribution and service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses()	0.40%	[1]

[1]	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.